Organization and Principal Activities - Schedule of Subsidiary Companies Details Upon Group Reorganization (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Intermediate holding company
Neo-Concept Apparel Group Limited [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• A BVI company
Ownership	100% owned by NCI
Neo-Concept Apparel Group Limited One [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Incorporated in August 2008
Neo-Concept Apparel Group Limited Two [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Issued Share Capital of US$100
Neo-Concept International Company Limited [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• A Hong Kong company
Ownership	100% owned by NCA
Neo-Concept International Company Limited One [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Incorporated in October 1992
Neo-Concept International Company Limited Two [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Issued Share Capital of HKD100,000
Neo-Concept International Company Limited Three [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Provision of one-stop apparel solution services
Neo-Concept (UK) Limited [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• A UK company
Ownership	100% owned by Neo-Concept HK
Neo-Concept (UK) Limited One [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Incorporated in August 2000
Neo-Concept (UK) Limited Two [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Issued Share Capital of GBP100
Neo-Concept (UK) Limited Three [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Provision of online and offline retail sales of apparel products
Neo-Concept Exquisite Couture Limited [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• A BVI company
Ownership	100% owned by NCA
Neo-Concept Exquisite Couture Limited One [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Incorporated in May 22, 2024
Neo-Concept Exquisite Couture Limited Two [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Issued Share Capital of US$100
Neo-Concept Exquisite Couture Limited Three [Member]
Schedule of Subsidiary Companies Details Upon Group Reorganization [Line Items]
Background	• Dormant